Note 23 - Capital Management (Details Textual) $ in Thousands, $ in Thousands	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 CAD ($)	Feb. 28, 2017 USD ($)
Statement Line Items [Line Items]
Short-term deposits, classified as cash equivalents	$ 4,193	$ 3,250	$ 2,994	$ 2,251	$ 2,990	$ 2,251
Commercial paper, classified as cash equivalents	1,418	1,099
Promissory note receivable, classified as cash equivalents	1,029	798
Long-term deposits	$ 26	$ 20
Long-term deposits, interest rate	2.23%	2.23%
Matures on April 11, 2017 [member]
Statement Line Items [Line Items]
Deposits, interest rate			0.52%	0.52%
Matures on April 25, 2017 [member]
Statement Line Items [Line Items]
Deposits, interest rate			0.53%	0.53%
Matures on March 12, 2017 [member]
Statement Line Items [Line Items]
Deposits, interest rate					0.46%	0.46%
Matures on March 28, 2017 [member]
Statement Line Items [Line Items]
Deposits, interest rate					0.45%	0.45%
Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.26%	1.26%
Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	1.72%	1.72%